The Investment Company of America®
Investment portfolio
September 30, 2019
unaudited
Common stocks 92.78% Energy 9.14%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	27,032,808	$627,161
BP PLC	29,268,620	185,622
Canadian Natural Resources, Ltd. (CAD denominated)	22,781,530	606,143
Chesapeake Energy Corp.[1]	20,000,000	28,200
Chevron Corp.	4,670,000	553,862
Concho Resources Inc.	10,049,582	682,367
ConocoPhillips	1,095,000	62,393
Enbridge Inc.	6,353,772	222,890
Enbridge Inc. (CAD denominated)	2,500,000	87,746
EOG Resources, Inc.	19,501,900	1,447,431
Exxon Mobil Corp.	29,273,635	2,067,011
Halliburton Co.	7,700,000	145,145
Noble Energy, Inc.	22,139,006	497,242
ONEOK, Inc.	1,511,000	111,346
Royal Dutch Shell PLC, Class B	8,152,400	240,170
Royal Dutch Shell PLC, Class B (ADR)	5,975,000	357,903
Schlumberger Ltd.	8,572,000	292,905
Southwestern Energy Co.[1]	9,247,030	17,847
Suncor Energy Inc.	2,258,682	71,246
TC Energy Corp. (CAD denominated)	3,696,229	191,389
TOTAL SA	2,051,117	107,052
Williams Companies, Inc.	6,100,400	146,776
		8,749,847
Materials 4.47%
Alcoa Corp.[1]	7,319,610	146,905
BHP Group PLC	18,669,000	397,663
Celanese Corp.	1,435,000	175,486
Dow Inc.	7,250,000	345,463
DuPont de Nemours Inc.	2,700,000	192,537
Freeport-McMoRan Inc.	41,010,250	392,468
International Flavors & Fragrances Inc.	3,860,820	473,684
Linde PLC	7,175,900	1,390,115
LyondellBasell Industries NV	1,398,000	125,079
Rio Tinto PLC	5,508,400	285,070
Sherwin-Williams Co.	305,000	167,710
Vale SA, ordinary nominative (ADR)	15,823,215	181,967
		4,274,147
Industrials 8.73%
3M Co.	561,700	92,343
Airbus SE, non-registered shares	4,373,225	568,178
AMETEK, Inc.	350,000	32,137
Boeing Co.	1,354,000	515,156
Caterpillar Inc.	612,000	77,302
CSX Corp.	18,559,500	1,285,616
Deere & Co.	311,541	52,551
The Investment Company of America — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Equifax Inc.	288,300	$40,555
Fortive Corp.	475,000	32,566
General Dynamics Corp.	6,930,000	1,266,319
Illinois Tool Works Inc.	3,400,000	532,066
Komatsu Ltd.	4,424,000	101,266
L3Harris Technologies, Inc.	3,139,187	654,960
Lockheed Martin Corp.	1,559,700	608,377
Masco Corp.	5,122,000	213,485
Nielsen Holdings PLC	542,532	11,529
Norfolk Southern Corp.	360,000	64,678
Northrop Grumman Corp.	2,012,700	754,340
Rolls-Royce Holdings PLC[1]	38,286,000	373,019
Safran SA	1,653,429	260,321
Stanley Black & Decker, Inc.	1,387,500	200,369
Union Pacific Corp.	552,568	89,505
United Technologies Corp.	3,609,852	492,817
Waste Connections, Inc.	360,000	33,120
		8,352,575
Consumer discretionary 9.08%
Amazon.com, Inc.[1]	1,223,900	2,124,580
General Motors Co.	11,457,400	429,423
Hasbro, Inc.[2]	7,736,390	918,232
Home Depot, Inc.	6,972,000	1,617,643
Las Vegas Sands Corp.	8,535,700	493,022
Lowe’s Companies, Inc.	4,870,800	535,593
Marriott International, Inc., Class A	4,134,600	514,220
McDonald’s Corp.	5,129,000	1,101,248
NIKE, Inc., Class B	8,663,900	813,714
Ross Stores, Inc.	501,800	55,123
Royal Caribbean Cruises Ltd.	503,000	54,490
Sony Corp.	562,000	32,990
		8,690,278
Consumer staples 9.11%
Altria Group, Inc.	13,333,400	545,336
British American Tobacco PLC	41,957,800	1,551,546
British American Tobacco PLC (ADR)	3,597,865	132,761
Coca-Cola Co.	18,513,600	1,007,880
Constellation Brands, Inc., Class A	1,795,000	372,068
Costco Wholesale Corp.	1,128,500	325,132
Diageo PLC	918,800	37,653
Hormel Foods Corp.	3,823,263	167,191
Imperial Brands PLC	8,319,000	187,000
Keurig Dr Pepper Inc.	21,481,652	586,879
Lamb Weston Holdings, Inc.[2]	8,539,550	620,996
Mondelez International, Inc.	1,000,000	55,320
Nestlé SA	8,260,098	896,151
PepsiCo, Inc.	3,600,000	493,560
Pernod Ricard SA	1,963,379	349,674
Philip Morris International Inc.	15,443,700	1,172,640
Procter & Gamble Co.	540,000	67,165
Reckitt Benckiser Group PLC	2,000,000	156,005
		8,724,957
The Investment Company of America — Page 2 of 8

unaudited
Common stocks (continued) Health care 16.29%	Shares	Value (000)
Abbott Laboratories	35,988,300	$3,011,141
AbbVie Inc.	27,223,228	2,061,343
Alcon Inc.[1]	2,141,400	124,873
Amgen Inc.	7,628,900	1,476,269
Anthem, Inc.	308,200	73,999
AstraZeneca PLC	2,996,100	267,485
Cigna Corp.	4,279,213	649,542
Daiichi Sankyo Co., Ltd.	11,295,000	710,762
Danaher Corp.	754,000	108,900
Edwards Lifesciences Corp.[1]	594,640	130,767
Eli Lilly and Co.	5,417,700	605,861
Gilead Sciences, Inc.	18,032,045	1,142,871
GlaxoSmithKline PLC	12,538,400	268,958
Humana Inc.	1,297,000	331,604
Illumina, Inc.[1]	462,000	140,550
Incyte Corp.[1]	114,418	8,493
Johnson & Johnson	600,000	77,628
Medtronic PLC	843,000	91,567
Merck & Co., Inc.	7,786,700	655,484
Novartis AG	3,698,000	320,650
Stryker Corp.	3,661,517	791,986
Teva Pharmaceutical Industries Ltd. (ADR)[1]	22,884,300	157,444
Thermo Fisher Scientific Inc.	2,665,000	776,235
UnitedHealth Group Inc.	7,421,297	1,612,796
		15,597,208
Financials 5.77%
AIA Group Ltd.	5,619,200	53,090
American International Group, Inc.	6,500,000	362,050
Aon PLC, Class A	1,129,400	218,618
Bank of Montreal	1,792,478	132,022
Bank of New York Mellon Corp.	3,750,000	169,537
Barclays PLC	104,846,411	193,887
Berkshire Hathaway Inc., Class B1	1,800,000	374,436
BlackRock, Inc.	213,800	95,278
BNP Paribas SA	5,600,000	272,653
Chubb Ltd.	2,532,300	408,815
CME Group Inc., Class A	1,221,400	258,131
First Republic Bank	1,037,000	100,278
JPMorgan Chase & Co.	7,957,000	936,459
Marsh & McLennan Companies, Inc.	3,000,000	300,150
Nasdaq, Inc.	1,510,000	150,018
PNC Financial Services Group, Inc.	1,470,000	206,035
S&P Global Inc.	268,400	65,753
Société Générale	4,301,060	117,855
SunTrust Banks, Inc.	1,905,900	131,126
Wells Fargo & Co.	9,069,000	457,440
Willis Towers Watson PLC	2,717,502	524,396
		5,528,027
Information technology 16.51%
Accenture PLC, Class A	3,346,000	643,603
Adobe Inc.[1]	928,000	256,360
Amphenol Corp., Class A	3,672,408	354,387
Apple Inc.	3,103,200	695,024
The Investment Company of America — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ASML Holding NV	2,129,323	$527,414
Broadcom Inc.	9,325,300	2,574,436
Fidelity National Information Services, Inc.	1,013,420	134,542
Global Payments Inc.	374,500	59,545
Intel Corp.	20,072,000	1,034,310
Intuit Inc.	274,500	73,001
Mastercard Inc., Class A	3,075,000	835,078
Microsoft Corp.	33,530,073	4,661,686
NetApp, Inc.	3,187,849	167,394
QUALCOMM Inc.	8,310,900	633,955
Samsung Electronics Co., Ltd.	12,900,000	528,985
ServiceNow, Inc.[1]	1,021,000	259,181
Skyworks Solutions, Inc.	3,550,000	281,337
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	8,350,000	73,126
TE Connectivity Ltd.	1,770,000	164,929
Texas Instruments Inc.	9,608,210	1,241,765
Visa Inc., Class A	708,800	121,921
Western Union Co.	20,932,000	484,994
		15,806,973
Communication services 9.46%
Activision Blizzard, Inc.	2,494,800	132,025
Alphabet Inc., Class A1	1,205,700	1,472,329
Alphabet Inc., Class C1	847,730	1,033,383
CBS Corp., Class B	5,605,000	226,274
Charter Communications, Inc., Class A1	209,000	86,133
Comcast Corp., Class A	6,205,000	279,721
Facebook, Inc., Class A1	25,169,300	4,482,149
Fox Corp., Class A	3,000,000	94,605
Netflix, Inc.[1]	2,940,800	787,017
Verizon Communications Inc.	5,724,990	345,560
Vodafone Group PLC	60,000,000	119,512
		9,058,708
Utilities 2.80%
American Electric Power Co., Inc.	4,496,088	421,238
Dominion Energy, Inc.	8,223,824	666,459
E.ON SE	7,529,178	73,193
Edison International	6,244,000	470,922
Exelon Corp.	5,803,000	280,343
NextEra Energy, Inc.	1,114,300	259,621
Public Service Enterprise Group Inc.	2,128,311	132,126
Sempra Energy	2,566,300	378,811
		2,682,713
Real estate 1.42%
Alexandria Real Estate Equities, Inc. REIT	1,242,000	191,318
American Tower Corp. REIT	2,796,598	618,412
Crown Castle International Corp. REIT	819,500	113,919
Digital Realty Trust, Inc. REIT	423,000	54,909
Equinix, Inc. REIT	217,500	125,454
The Investment Company of America — Page 4 of 8

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
SBA Communications Corp. REIT	638,737	$154,031
Simon Property Group, Inc. REIT	635,000	98,838
		1,356,881
Total common stocks (cost: $64,305,244,000)		88,822,314
Convertible stocks 0.14% Industrials 0.06%
Stanley Black & Decker, Inc. 5.375% 2020, convertible preferred	600,000	60,288
Utilities 0.08%
NextEra Energy, Inc., units, 4.872% convertible preferred 2022	463,100	23,220
Sempra Energy, Series A, 6.00% convertible preferred 2021	470,500	55,613
		78,833
Total convertible stocks (cost: $129,354,000)		139,121
Bonds, notes & other debt instruments 0.08% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal amount (000)
U.S. Treasury 2.75% 2023	$70,360	73,228
Total bonds, notes & other debt instruments (cost: $70,139,000)		73,228
Short-term securities 7.18% Money market investments 7.18%	Shares
Capital Group Central Cash Fund 2.07%[2,4]	68,750,063	6,874,319
Total short-term securities (cost: $6,874,369,000)		6,874,319
Total investment securities 100.18% (cost: $71,379,106,000)		95,908,982
Other assets less liabilities (0.18%)		(170,307)
Net assets 100.00%		$95,738,675
The Investment Company of America — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 1.61%
Energy 0.00%
Noble Energy, Inc.[5]	29,272,023	1,240,000	8,373,017	22,139,006	$(104,554)	$201,120	$9,429	$—
Consumer discretionary 0.96%
Hasbro, Inc.	7,618,390	485,800	367,800	7,736,390	6,041	292,885	15,821	918,232
Consumer staples 0.65%
Lamb Weston Holdings, Inc.	10,333,473	—	1,793,923	8,539,550	34,234	(45,154)	5,738	620,996
Information technology 0.00%
Western Union Co.[5]	24,634,600	—	3,702,600	20,932,000	28,567	120,600	14,675	—
Short-term securities 7.18%
Money market investments 7.18%
Capital Group Central Cash Fund 2.07%[4]	—	114,118,459	45,368,396	68,750,063	121	(51)	91,156	6,874,319
Total 8.79%					$(35,591)	$569,400	$136,819	$8,413,547
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $73,126,000, which represented .08% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2019.
[5]	Unaffiliated issuer at 9/30/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Investment Company of America — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
The Investment Company of America — Page 7 of 8

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,749,847	$—	$—	$8,749,847
Materials	4,274,147	—	—	4,274,147
Industrials	8,352,575	—	—	8,352,575
Consumer discretionary	8,690,278	—	—	8,690,278
Consumer staples	8,724,957	—	—	8,724,957
Health care	15,597,208	—	—	15,597,208
Financials	5,528,027	—	—	5,528,027
Information technology	15,733,847	73,126	—	15,806,973
Communication services	9,058,708	—	—	9,058,708
Utilities	2,682,713	—	—	2,682,713
Real estate	1,356,881	—	—	1,356,881
Convertible stocks	139,121	—	—	139,121
Bonds, notes & other debt instruments	—	73,228	—	73,228
Short-term securities	6,874,319	—	—	6,874,319
Total	$95,762,628	$146,354	$—	$95,908,982
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-004-1119O-S73114	The Investment Company of America — Page 8 of 8